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                                  OMNISOURCE(R)
                ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
                          HARTFORD LIFE INSURANCE COMPANY

                                FILE NO. 333-60515

   SUPPLEMENT DATED JANUARY 26, 2006 TO YOUR PROSPECTUS DATED MAY 2, 2005

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                                 FUND NAME CHANGES


Effective on February 6, 2006, the following changes will occur:

All references to "Scudder VIT Equity 500 Index Investment Division" are deleted and replaced with "DWS Equity Index 500 VIP Investment Division."

All references to "Scudder VIT Small Cap Index Investment Division" are deleted and replaced with "DWS Small Cap Index VIP Investment Division."

All references to "Scudder VIT Funds" are deleted and replaced with "DWS VIT Funds."

All references to "Scudder VIT Equity 500 Index Fund" are deleted and replaced with "DWS Equity 500 Index VIP Fund."

All references to "Scudder VIT Small Cap Index Fund" are deleted and replaced with "DWS Small Cap Index VIP Fund."

                     JPMORGAN MID CAP VALUE PORTFOLIO - CLOSURE


     Effective on March 1, 2006 after the close of regular trading on the New York Stock Exchange, the JPMorgan Mid Cap Value Portfolio of the J.P. Morgan Series Trust II will be closed to new and subsequent premium payments and transfers of Investment Value.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

HV-5341



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                                                                         [LOGO]
                                                                   THE HARTFORD





January 26, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:  HARTFORD LIFE INSURANCE COMPANY
     ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A ("REGISTRANT")
     OMNISOURCE
     FILE NO. 333-60515

Dear Sir or Madam:

     In accordance with Rule 497(e) of the Securities Act of 1933, we are electronically filing via EDGAR a copy of the Supplement dated January 26, 2006, to the Prospectus dated May 2, 2005, for the above-referenced registration.

     If you should have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Paralegal

Enclosure